Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Groups and measurement bases of financial assets and financial liabilities

B. Groups and measurement bases of financial assets and financial liabilities

As at December 31, 2020
Financial assets			Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Current assets
Cash and cash equivalents	-	-	214	-	-
Short-term investments and deposits	-	-	100	-	-
Trade receivables	-	-	883	-	-
Other receivables	-	-	122	-	-
Investments at fair value through other comprehensive income	-	53	-	-	-
Foreign currency and interest derivative designated as economic hedge	24	-	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	115	-	-	-	-
Investments at fair value through other comprehensive income	-	83	-	-	-
Other non-current asset	-	-	8	-	-
Total financial assets	139	136	1,327	-	-
Current liabilities
Short term debt	-	-	-	-	(679)
Trade payables	-	-	-	-	(740)
Other current liabilities	-	-	-	-	(156)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(42)	-
Energy and marine transport derivative designated as economic hedge	-	-	-	(1)	-
Non-current liabilities
Long term debt and debentures	-	-	-	-	(2,053)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(13)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	-	(28)	-
Other non- current liabilities	-	-	-	-	(53)
Total financial liabilities	-	-	-	(84)	(3,681)
Total financial instruments, net	139	136	1,327	(84)	(3,681)

Note 21 - Financial Instruments and Risk Management (cont'd)

B. Groups and measurement bases of financial assets and financial liabilities (cont'd)

As at December 31, 2019
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Current assets
Cash and cash equivalents	-	-	95	-	-
Short-term investments and deposits	-	-	96	-	-
Trade receivables	-	-	778	-	-
Other receivables	-	-	105	-	-
Foreign currency and interest derivative designated as economic hedge	10	-	-	-	-
Energy and marine transport derivative designated as economic hedge	1	-	-	-	-
Investments at fair value through other comprehensive income	-	40	-	-	-
Non-current assets
Investments at fair value through other comprehensive income	-	111	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	57	-	-	-	-
Other non-current asset	-	-	6	-	-
Total financial assets	68	151	1,080	-	-
Current liabilities
Short term debt	-	-	-	-	(420)
Trade payables	-	-	-	-	(712)
Other current liabilities	-	-	-		(128)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(5)
Energy and marine transport derivative designated as economic hedge	-	-	-	(3)
Non-current liabilities
Long term debt and debentures	-	-	-	-	(2,181)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(6)
Other non- current liabilities	-	-	-	-	(38)
Total financial liabilities	-	-	-	(14)	(3,479)
Total financial instruments, net	68	151	1,080	(14)	(3,479)

Maximum credit exposure

(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As at December 31
Carrying amount ($ millions)
2020	2019

Cash and cash equivalents	214	95
Short term investments and deposits	100	96
Trade receivables	883	778
Other receivables	122	105
Derivatives	139	68
Other non-current assets	8	6
	1,466	1,148

Maximum credit exposure by geographical region

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As at December 31
Carrying amount ($ millions)
2020	2019

Europe	330	252
Asia	258	249
North America	144	114
South America	68	74
Israel	67	72
Other	16	17
	883	778

Aging of debts and impairment losses

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As at December 31
2020		2019
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	788	-	661	-
Past due up to 3 months	58	-	65	-
Past due 3 to 12 months	7	(1)	26	(1)
Past due over 12 months	40	(9)	29	(2)
	893	(10)	781	(3)

Allowance of doubtful accounts

(3) Aging of debts and impairment losses

The movement in the allowance for doubtful accounts during the year was as follows:

2020	2019
$ millions	$ millions

Balance as at January 1	3	3
Additional allowance	5	2
Write offs	-	(1)
Reversals	-	(1)
Changes due to translation differences	2	-
Balance as at December 31	10	3

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2020
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	296	299	-	-	-
Trade payables	740	740	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,489	489	529	859	1,559
	3,681	1,684	529	859	1,559
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	55	42	-	-	13
Energy and marine transport derivative designated as economic hedge	1	1	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	28	-	-	-	28
	84	43	-	-	41

Note 21 - Financial Instruments and Risk Management (cont'd)

D. Liquidity risk (cont'd)

As at December 31, 2019
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	358	361	-	-	-
Trade payables	712	712	-	-	-
Other current liabilities	128	128	-	-	-
Long-term debt and debentures	2,281	157	645	1,101	1,288
	3,479	1,358	645	1,101	1,288
Financial liabilities – derivative instruments utilized for economic hedging
Foreign currency and interest derivative designated as economic hedge	11	5	-	-	6
Energy and marine transport derivative designated as economic hedge	3	3	-	-	-
	14	8	-	-	6

Interest rate profile

(a) Interest Rate Profile

Set forth below are details regarding the type of interest on the Group’s non-derivative interest‑bearing financial instruments:

As at December 31
2020	2019
$ millions	$ millions

Fixed rate instruments
Financial assets	165	164
Financial liabilities	(2,450)	(1,947)
	(2,285)	(1,783)
Variable rate instruments
Financial assets	223	100
Financial liabilities	(296)	(669)
	(73)	(569)

Sensitivity analysis for variable rate instruments

(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As at December 31, 2020
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

SWAP instruments
Changes in U.S. Dollar interest	(39)	(19)	18	36
Changes in Israeli Shekel interest	49	24	(22)	(42)
Changes in Euro interest	(2)	(1)	1	2

Terms of derivative financial instruments used to hedge interest risk

(d) Terms of derivative financial instruments used to hedge interest risk

As at December 31, 2020
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(13)	150	2024	2.47%-2.60%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	87	701	2034	2.40%-4.47%
GBP
SWAP contracts from variable USD interest to fixed GBP interest.	5	63	18/05/2021	1-month libor
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(41)	324	19/05/2021	1-month libor

As at December 31, 2019
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(6)	150	2024	2.47%-2.60%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	57	482	2024	2.45%-4.47%
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(3)	447	19/02/2020	1-month libor

Sensitivity analysis non-derivative financial instruments

(a) Sensitivity analysis

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As at December 31
Impact on profit (loss)
2020	2019
$ millions	$ millions

Non-derivative financial instruments
U.S. Dollar/Euro	(96)	(95)
U.S. Dollar/Israeli Shekel	134	98
U.S. Dollar/British Pound	2	(4)
U.S. Dollar/Chinese Yuan	(1)	(1)
U.S. Dollar/Turkey Lira	(1)	(1)

A 10% decrease of the US$ against the above currencies at December 31 would have the same effect but in the opposite direction

Market risk sensitivity analysis

(a) Sensitivity analysis (cont'd)

Presented hereunder is a sensitivity analysis of the Group’s foreign currency derivative instruments as at December 31, 2020. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As at December 31, 2020
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

Euro/ U.S. Dollar
Forward transactions	14	7	(8)	(17)
Options	4	2	(3)	(6)
SWAP	33	18	(19)	(41)

U.S. Dollar/Israeli Shekel
Forward transactions	(39)	(20)	23	48
Options	(26)	(14)	19	44
SWAP	(82)	(43)	48	101

British Pound/U.S. Dollar
Forward transactions	(3)	(1)	1	3
Options	(1)	-	1	1
SWAP	(6)	(3)	4	8

U.S. Dollar/Japanese Yen
Forward transactions	1	-	-	(1)

Terms of derivative financial instruments used to economically hedge foreign currency risk

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As at December 31, 2020
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S. Dollar/Israeli Shekel	8	377	3.2
Euro/U.S. Dollar	-	150	1.2
U.S. Dollar/British Pound	-	27	1.4
U.S. Dollar/Chinese Yuan Renminbi	-	23	6.6
Other	-	53	-
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	87	701	3.7
Euro/U.S. Dollar	(41)	324	1.1
U.S. Dollar/British Pound	5	63	1.3
Put options
U.S. Dollar/Israeli Shekel	13	400	3.3
Euro/U.S. Dollar	-	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3
Call options
U.S. Dollar/Israeli Shekel	(1)	380	3.3
Euro/U.S. Dollar	(2)	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(b) Terms of derivative financial instruments used to reduce foreign currency risk (cont’d)

As at December 31, 2019
Carrying amount	Stated amount	Average exchange rate
$ millions	$ millions

Forward contracts
U.S. Dollar/Israeli Shekel	-	309	3.5
Euro/U.S. Dollar	(1)	61	1.1
U.S. Dollar/British Pound	-	33	1.3
U.S. Dollar/Chinese Yuan Renminbi	-	28	7.1
Other	4	56	0.9
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	57	482	3.7
Euro/U.S. Dollar	(3)	447	1.1
Put options
U.S. Dollar/Israeli Shekel	4	600	3.4
Euro/U.S. Dollar	-	45	1.1
U.S. Dollar/Japanese Yen	-	1	108.5
U.S. Dollar/British Pound	-	15	1.3
Call options
U.S. Dollar/Israeli Shekel	-	440	3.4
Euro/U.S. Dollar	1	45	1.1

Linkage terms of monetary balances

(c) Linkage terms of monetary balances – in millions of Dollars

As at December 31, 2020
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	114	13	5	2	6	60	14	214
Short term investments and deposits	88	5	-	-	-	4	3	100
Trade receivables	454	227	35	58	21	51	37	883
Other receivables	72	41	-	7	-	-	2	122
Investments at fair value through other comprehensive income	-	-	-	-	-	136	-	136
Other non-current assets	1	3	-	-	4	-	-	8
Total financial assets	729	289	40	67	31	251	56	1,463
Short-term debt	267	70	85	181	7	68	1	679
Trade payables	145	163	21	326	11	66	8	740
Other current liabilities	41	68	4	17	-	26		156
Long term debt, debentures and others	1,211	36	22	716	2	60	6	2,053
Other non-current liabilities	2	51	-	-	-	-	-	53
Total financial liabilities	1,666	388	132	1,240	20	220	15	3,681
Total non-derivative financial instruments, net	(937)	(99)	(92)	(1,173)	11	31	41	(2,218)
Derivative instruments:
Forward transactions	-	150	27	377	15	23	38	630
Cylinder	-	47	10	400	20	-	2	479
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	701	-	-	-	701
SWAPS – U.S. Dollar into Euro	-	324	-	-	-	-	-	324
SWAPS – U.S. Dollar into British Pound	-	-	63	-	-	-	-	63
Total derivative instruments	-	521	100	1,478	35	23	40	2,197
Net exposure	(937)	422	8	305	46	54	81	(21)

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars (cont'd)

As at December 31, 2019
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	18	19	4	4	6	33	11	95
Short term investments and deposits	89	1	-	-	-	3	3	96
Trade receivables	381	177	37	50	22	48	63	778
Other receivables	84	16	-	3	-	-	2	105
Investments at fair value through other comprehensive income	-	-	-	-	-	151	-	151
Other non-current assets	3	1	-	-	2	-	-	6
Total financial assets	575	214	41	57	30	235	79	1,231
Short-term debt	198	95	18	58	4	47	-	420
Trade payables	172	178	22	247	9	79	5	712
Other current liabilities	19	44	4	47	-	12	2	128
Long term debt, debentures and others	1,452	34	29	596	7	60	4	2,182
Other non-current liabilities		38						38
Total financial liabilities	1,841	389	73	948	20	198	11	3,480
Total non-derivative financial instruments, net	(1,266)	(175)	(32)	(891)	10	37	68	(2,249)
Derivative instruments:
Forward transactions	-	61	33	309	-	28	56	487
Cylinder	-	45	15	600	-	-	-	660
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	482	-	-	-	482
SWAPS – U.S. Dollar into Euro	-	447	-	-	-	-	-	447
Total derivative instruments	-	553	48	1,391	-	28	56	2,076
Net exposure	(1,266)	378	16	500	10	65	124	(173)

Fair value of financial instruments

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As at December 31, 2020		As at December 31, 2019
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	89	96	74	82
Debentures bearing fixed interest
Marketable (2)	1,625	1,870	1,237	1,395
Non-marketable (3)	281	296	281	293
	1,995	2,262	1,592	1,770
        The fair value of the Shekel, Euro, and Yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 for the Shekel, Euro and Yuan loans was 1.6%, 1.4% and 5.1%, respectively (December 31, 2019 for the Shekel, Euro and Yuan loans 1.4%, 1.3%, and 4.2%, respectively).
        The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
        The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 was 2.6% (December 31, 2019 – 3.7%).

Hierarchy of fair value

The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 1	As at December 31, 2020	As at December 31, 2019
	$ millions	$ millions

Investments at fair value through other comprehensive income	136	151

Level 2	As at December 31, 2020	As at December 31, 2019
	$ millions	$ millions

Derivatives designated as economic hedge, net	(32)	(3)
Derivatives designated as cash flow hedge, net	87	57
	55	54